UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:1/31/11

Item 1.  Reports to Stockholders.

AUTOPILOT MANAGED GROWTH FUND™

SEMI-ANNUAL REPORT

January 31, 2011

CUSIP 66537T844

Ticker Symbol

Investor Shares – AUTOX

Class C Shares - AUTCX

1-866-828-8674

www.autopilotfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Autopilot Managed Growth Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

January 2011

Dear Fellow Shareholders,

Material Changes in Management

On January 15, 2011, Peter Mauthe resigned from the firm to pursue an opportunity he could not pass on.  John Rhoads has taken on the title and responsibility of President and Chief Compliance Officer for Rhoads Lucca Capital Partners and Rhoads Lucca Capital Management.  This was a known upcoming event and the AUTOX prospectuses were changed to reflect this when the annual updates were submitted in December 2010.  We have no immediate plans to replace Peter.

Economic and Market Overview

The U.S. stock market was marked by extreme volatility in the major indices during the first half of 2010. By mid year we had already experienced a 14% decline in the S&P from the market highs. Eventually the S&P rallied off the low to over 21% by January 31, 2011.  As August approached the market was still trying to shake off the effects of the European debt crises and the fear that it might not only be Greece but possibly other euro-zone countries and European banks. Included in these concerns were a very weak housing market and declining long-term unemployment. In September the central bank planned to pump $600 billion into the financial markets through the purchase of U.S. Treasuries. This was soon followed by an additional round of stimulus in December. In the face of decreasing bond yields investors moved into U.S. equities and corporate debt as a result the S&P closed the year up 12.78%. Eventually there will be a price to pay but for now the trend is still on the rise.

Fund Performance Overview

Autopilot Managed Growth FundTM Investor Class Shares delivered a positive 3.88% return on net asset value for the six month period ending 1/31/2011. Over the same period the S&P 500 was up 17.93%. While all sectors delivered positive gains, the winners were Conglomerates, Basic Materials and Industrial while the underperforming sectors were Service, Consumer Staples and Healthcare.

Factors Impacting the Funds Performance

The biggest detractor from the Funds performance was the lack of equity exposure to the late year rally due to our hedging strategy. The Fund began the period with 84% of our total cash invested. In the process of risk mitigation efforts during the S&P mid year decline of 14%, we only had 11% net equity exposure.  Once the Fund was positioned to capitalize on the strengthening market it was heavily weighted in the Financial and Healthcare  sectors which were under performing sectors during the period. Although our sector selection in general lagged we saw large gains in our top weighted stocks. Health Spring +61%, Magna International +56%, CIA Paranaense 16%,  Raymond James +35%, Netflix +108%, Basic Energy +94%. At the close of the six month period ending January 31, 2011 the Fund was 95% net long.

We will continue to look for high quality companies that have potential for superior growth while adhering to our investment philosophy of active management by protecting our shareholders against down side risk.

We appreciate the trust you have put in us through your investment in the Autopilot Managed Growth FundTM.

Dave Lucca and John Rhoads

Portfolio Managers

0411-NLD-2/25/2011

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2011
	Shares	Market Value
COMMON STOCK - 93.5%
ADVERTISING - 0.6%
Focus Media Holding Ltd. - ADR *	6,165	$ 153,570

AGRICULTURE - 0.5%
Alliance One International, Inc. *	32,346	123,885

AIRLINES - 1.2%
JetBlue Airways Corp. *	24,552	147,312
Lan Airlines SA - ADR	4,842	135,818
		283,130
APPAREL - 2.0%
Columbia Sportswear Co.	2,430	148,181
Nike, Inc.	1,665	137,329
Under Armour, Inc. - Cl. A *	3,330	199,334
		484,844
AUTO PARTS & EQUIPMENT - 1.7%
Magna International, Inc.	4,659	271,946
TRW Automotive Holdings Corp. *	2,424	144,616
		416,562
BANKS - 2.0%
BanColombia SA - ADR	2,491	145,574
Glacier Bancorp, Inc.	6,688	94,368
Home Bancshares, Inc.	4,706	96,285
HSBC Holdings PLC	1,576	86,113
Royal Bank of Scotland Group PLC *	5,036	67,331
		489,671
BEVERAGES - 1.3%
Cia Cervecerias Unidas SA - ADR	1,512	82,056
Embotelladora Andina SA	2,964	90,847
Molson Coors Brewing Co.	2,776	130,111
		303,014
BIOTECHNOLOGY - 2.6%
Biogen Idec, Inc. *	2,324	152,152
Charles River Laboratories International, Inc. *	4,223	161,952
Myriad Genetics, Inc. *	7,179	143,293
Vertex Pharmaceuticals, Inc. *	4,290	166,838
		624,235
BUILDING MATERIALS - 0.7%
Lennox International, Inc.	3,602	177,002

CHEMICALS - 1.6%
Lubrizol Corp.	1,255	134,862
Quaker Chemical Corp.	3,272	125,579
Sinopec Shanghai Petrochemical Co. Ltd. - ADR	2,031	123,464
		383,905

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
	Shares	Market Value
COMMERCIAL SERVICES - 4.4%
Consolidated Graphics, Inc. *	2,533	$ 126,777
HMS Holdings Corp. *	2,200	141,548
Kforce, Inc. *	7,940	141,967
Midas, Inc. *	12,440	88,448
Monro Muffler Brake, Inc.	4,249	140,557
SuccessFactors, Inc. *	4,504	131,156
TrueBlue, Inc. *	8,236	140,506
Wright Express Corp. *	3,267	154,595
		1,065,554
COMPUTERS - 2.2%
Apple, Inc. *	430	145,908
DST Systems, Inc.	3,090	146,961
Insight Enterprises, Inc. *	7,605	105,862
Netscout Systems, Inc. *	5,812	133,211
		531,942
COSMETICS/PERSONAL CARE - 0.6%
Estee Lauder Cos, Inc.	1,756	141,358

DISTRIBUTION/WHOLESALE - 0.8%
Fossil, Inc. *	2,815	200,006

DIVERSIFIED FINANCIAL SERVICES - 2.4%
Portfolio Recovery Associates, Inc. *	1,596	115,136
Raymond James Financial, Inc.	5,714	206,961
TD Ameritrade Holding Corp.	8,139	166,198
Woori Finance Holdings Co. Ltd. *	2,141	82,857
		571,152
ELECTRIC - 2.5%
Cia Energetica de Minas Gerais	7,674	126,774
Cia Paranaense de Energia - ADR	9,073	232,178
Empresa Distribuidora Y Comercializadora Norte *	11,786	147,089
NorthWestern Corp.	3,920	110,701
		616,742
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
Nidec Corp.	3,460	81,241

ELECTRONICS - 2.8%
China Security & Surveillance Technology, Inc. *	14,054	67,038
FARO Technologies, Inc. *	5,072	153,783
Koninklijke Philips Electronics NV	2,574	80,386
National Instruments Corp.	4,693	198,561
Trimble Navigation Ltd. *	3,237	149,161
		648,929

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
	Shares	Market Value
ENERGY-ALTERNATE SOURCES - 0.4%
Trina Solar Ltd. - ADR *	3,575	$ 93,200

ENTERTAINMENT - 0.7%
International Speedway Corp.	5,753	166,434

ENVIRONMENTAL CONTROL - 0.9%
IESI-BFC Ltd.	3,547	84,241
Waste Management, Inc.	3,797	143,792
		228,033
FOOD - 1.4%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	3,572	136,308
Kroger Co.	6,116	130,883
Unilever PLC	2,821	81,837
		349,028
FOREST PRODUCTS & PAPER - 0.6%
Clearwater Paper Corp. *	1,843	145,745

HAND/MACHINE TOOLS - 1.2%
Franklin Electric Co., Inc.	3,490	143,369
Stanley Black & Decker, Inc.	2,162	157,134
		300,503
HEALTHCARE-PRODUCTS - 2.7%
Immucor, Inc. *	8,095	160,038
Invacare Corp.	4,333	119,764
Meridian Bioscience, Inc.	6,068	133,132
Nordion, Inc. *	8,456	96,568
Volcano Corp. *	5,285	138,784
		648,286
HEALTHCARE-SERVICES - 4.9%
Amerigroup Corp. *	2,905	152,135
Community Health Systems, Inc. *	4,776	167,733
Ensign Group, Inc.	5,852	141,384
Fresenius Medical Care AG & Co. KGaA	1,447	84,736
Health Net, Inc. *	5,601	159,797
Healthspring, Inc. *	10,407	316,269
WellCare Health Plans, Inc. *	5,388	161,101
		1,183,155
HOLDING COMPANIES-DIVERSIFIED - 0.7%
Leucadia National Corp.	5,346	173,852

HOME FURNISHINGS - 0.7%
Universal Electronics, Inc. *	6,107	160,797

INSURANCE - 1.2%
Transatlantic Holdings, Inc.	2,988	153,733
Travelers Cos., Inc.	2,487	139,919
		293,652

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
	Shares	Market Value
INTERNET - 6.9%
Baidu, Inc. - ADR *	1,356	$ 147,302
Constant Contact, Inc. *	6,171	172,726
DealerTrack Holdings, Inc. *	6,833	135,054
Digital River, Inc. *	3,738	118,644
Equinix, Inc. *	1,644	145,362
F5 Networks, Inc. *	1,041	112,824
MercadoLibre, Inc. *	1,897	128,579
NetFlix, Inc. *	965	206,587
PC-Tel ,Inc. *	16,759	121,503
Tibco Software, Inc. *	9,067	199,293
Vocus, Inc. *	6,979	180,965
		1,668,839
IRON/STEEL - 0.8%
Reliance Steel & Aluminum Co.	3,627	189,656

LODGING - 0.6%
Las Vegas Sands Corp. *	3,280	152,487

MACHINERY-DIVERSIFIED - 3.3%
Applied Industrial Technologies, Inc.	3,995	126,482
Cognex Corp.	5,340	167,356
Gardner Denver, Inc.	2,788	201,126
iRobot Corp. *	5,691	153,657
Rockwell Automation, Inc.	1,979	160,319
		808,940
MEDIA - 2.3%
Liberty Global, Inc. *	4,015	162,848
Liberty Media Corp. - Capital *	2,262	148,523
Reed Elsevier PLC	2,298	81,878
Time Warner Cable, Inc.	2,434	165,098
		558,347
METAL FABRICATE/HARDWARE - 0.6%
Precision Castparts Corp.	999	142,847

MINING - 2.7%
BHP Billiton PLC	1,265	97,038
Cameco Corp.	3,090	128,142
Century Aluminum Co. *	9,677	143,897
Cia de Minas Buenaventura SA - ADR	2,164	88,724
Harmony Gold Mining Co. Ltd.	7,820	85,316
Ivanhoe Mines Ltd *	4,426	122,290
		665,407
MISCELLANEOUS MANUFACTURING - 0.4%
Lydall, Inc. *	13,446	107,568

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
	Shares	Market Value
OIL & GAS - 3.5%
Atwood Oceanics, Inc. *	4,966	$ 200,726
China Petroleum & Chemical Corp. - ADR	992	109,338
Concho Resources, Inc. *	1,546	148,803
ConocoPhillips	2,158	154,211
Ecopetrol SA	2,254	96,336
Petrobras Argentina SA	5,428	143,571
		852,985
OIL & GAS SERVICES - 0.8%
Basic Energy Services, Inc. *	11,171	203,983

PACKAGING & CONTAINERS - 0.7%
Sonoco Products Co.	4,584	162,961

PHARMACEUTICALS - 2.9%
AmerisourceBergen Corp.	4,079	146,273
Medicis Pharmaceutical Corp.	5,238	133,202
Simcere Pharmaceutical Group - ADR *	8,904	114,149
Valeant Pharmaceuticals International, Inc.	4,859	177,499
Viropharma, Inc. *	7,923	129,937
		701,060
REITS - 0.6%
Lexington Realty Trust	16,830	142,550

RETAIL - 7.7%
Advance Auto Parts, Inc.	2,500	159,850
American Eagle Outfitters, Inc.	10,225	147,853
Bob Evans Farms, Inc.	5,286	166,403
Brinker International, Inc.	6,843	161,016
Chipotle Mexican Grill, Inc. - Cl. A *	843	184,550
DineEquity, Inc. *	3,234	166,810
MarineMax, Inc. *	14,456	130,682
Nordstrom, Inc.	3,430	141,247
PetSmart, Inc.	4,221	169,853
Saks, Inc. *	16,342	191,528
Sonic Corp. *	12,296	117,919
Stein Mart, Inc.	15,585	122,108
		1,859,819
SEMICONDUCTORS - 1.1%
Rudolph Technologies, Inc. *	11,781	118,517
Texas Instruments, Inc.	4,557	154,528
		273,045
SOFTWARE - 1.8%
ACI Worldwide, Inc. *	6,910	183,046
EPIQ Systems, Inc.	8,341	107,182
RightNow Technologies, Inc. *	5,369	139,218
		429,446

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
	Shares	Market Value
TELECOMMUNICATIONS - 9.6%
Aruba Networks, Inc. *	5,691	$ 122,641
AT&T, Inc.	4,770	131,270
CenturyLink, Inc.	3,323	143,687
Ciena Corp. *	8,984	197,918
EZchip Semiconductor Ltd. *	4,555	135,511
IPG Photonics Corp. *	4,262	147,678
Mahanagar Telephone Nigam *	27,161	58,125
MetroPCS Communications, Inc. *	12,167	157,319
Netgear, Inc. *	4,616	159,968
NII Holdings, Inc. *	3,209	134,714
Plantronics, Inc.	4,499	159,265
Qualcomm, Inc.	3,025	163,743
Telecom Corp. of New Zealand Ltd. - ADR	17,128	151,754
Telefonica SA	6,651	167,140
Telephone & Data Systems, Inc.	3,988	142,571
Verizon Communications, Inc.	4,333	154,341
		2,327,645
TEXTILES - 0.6%
Mohawk Industries, Inc. *	2,488	138,208

TRANSPORTATION - 0.4%
Safe Bulkers, Inc.	10,350	87,665

TRUCKING & LEASING - 0.6%
Textainer Group Holdings Ltd.	4,759	147,529

TOTAL COMMON STOCK (Cost - $20,516,613)		22,660,414

SHORT-TERM INVESTMENTS - 3.4%
MONEY MARKET FUND - 3.4%
Goldman Sachs Financial Square Funds - Prime Obligations Fund - 0.10% +
(Cost - $820,516)	820,516	820,516

TOTAL INVESTMENTS - 96.9% (Cost - $21,337,129)		$ 23,480,930
OTHER ASSETS LESS LIABILITIES - 3.1%		748,188
NET ASSETS - 100.0%		$ 24,229,118

* Non-income producing security.
+ Money market fund; interest rate reflects seven-day effective yield on January 31, 2011.
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2011

Assets:
Investments in Securities at Market Value (identified cost $21,337,129)	$ 23,480,930
Deposit with Broker	830,351
Receivable for Fund Shares Sold	310,760
Dividends and Interest Receivable	8,569
Prepaid Expenses and Other Assets	14,083
Total Assets	24,644,693

Liabilities:
Payable for Fund Shares Redeemed	377,049
Accrued Advisory Fees	25,563
Accrued Distribution Fees	5,229
Payable to Other Affiliates	2,871
Accrued Expenses and Other Liabilities	4,863
Total Liabilities	415,575

Net Assets	$ 24,229,118

Net Asset Value, Offering and Redemption Price Per Share
Investor Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 3,226,036 shares outstanding)	$ 24,211,346
Net Asset Value ($24,211,346/3,226,036 shares outstanding)	$ 7.50

Class C Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 2,402 shares outstanding)	$ 17,772
Net Asset Value ($17,772/2,402 shares outstanding)	$ 7.40

Composition of Net Assets:
At January 31, 2011, Net Assets consisted of:
Paid-in-Capital	$ 32,935,078
Accumulated Net Investment loss	(65,004)
Accumulated Net Realized Loss From Security Transactions	(10,784,757)
Net Unrealized Appreciation on Investments	2,143,801
Net Assets	$ 24,229,118

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2011

Investment Income:
Dividend Income (net of $3,437 foreign withholding taxes)	$ 201,388
Total Investment Income	201,388

Expenses:
Investment Advisory Fees	178,302
Distribution Fees:
Investor Class	29,695
Class C	87
Administration Fees	18,148
Fund Accounting Fees	14,220
Transfer Agent Fees	13,585
Registration & Filing Fees	11,090
Audit Fees	8,067
Custody Fees	6,050
Chief Compliance Officer Fees	5,294
Printing Expense	5,294
Legal Fees	3,781
Trustees' Fees	2,773
Insurance Expense	377
Miscellaneous Expenses	756
Total Expenses	297,519
Less: Fees Waived by Adviser	(30,941)
Net Expenses	266,578
Net Investment Loss	(65,190)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Security Transactions	586,825
Futures Contracts	(1,706,235)
(1,119,410)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,135,607

Net Realized and Unrealized Gain on Investments	1,016,197

Net Increase in Net Assets Resulting From Operations	$ 951,007

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	January 31, 2011	July 31, 2010
	(Unaudited)
Operations:
Net Investment Loss	$ (65,190)	$ (345,036)
Net Realized Loss on Security Transactions and Foreign Currencies,
Futures Contracts, Options Purchased and Options Written	(1,119,410)	(1,177,694)
Net Change in Unrealized Appreciation (Depreciation) on
Investments, Futures Contracts and Options Written	2,135,607	(130,264)
Net Increase (Decrease) in Net Assets
Resulting From Operations	951,007	(1,652,994)

Distributions to Shareholders From:
Net Realized Gains:
Investor Class ($0.00 and $0.04 per share, respectively)	-	(98,545)
Class C Shares ($0.00 and $0.04 per share, respectively)	-	(86)
Total Distributions to Shareholders	-	(98,631)

Beneficial Interest Transactions:
Investor Class:
Proceeds from Shares Issued (1,352,869 and 1,154,381 shares,
respectively)	9,991,626	8,485,474
Distributions Reinvested (0 and 12,426 shares, respectively)	-	98,286
Cost of Shares Redeemed (1,235,311 and 1,625,984 shares, respectively)	(9,174,942)	(12,747,610)
Total Investor Class Transactions	816,684	(4,163,850)

Class C Shares:
Distributions Reinvested (0 and 11 shares, respectively)	-	86
Total Class C Transactions	-	86

Increase (Decrease) in Net Assets	1,767,691	(5,915,389)

Net Assets:
Beginning of Period	22,461,427	28,376,816
End of Period (including accumulated net investment
income (loss) of $(65,004) and $186, respectively)	$ 24,229,118	$ 22,461,427

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Investor Class
	For the Six		For the Year	For the Year	For the Year	September 21, 2006*
	Months Ended		Ended	Ended	Ended	through
	January 31, 2011		July 31, 2010	July 31, 2009	July 31, 2008	July 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$ 7.22		$ 7.95	$ 11.98	$ 11.24	$ 10.00
Gain (Loss) From Operations:
Net investment loss (a)	(0.02)		(0.12)	(0.12)	(0.08)	(0.01)
Net gain (loss) from securities
(both realized and unrealized)	0.30		(0.57)	(2.29)	1.30	1.27
Total from operations	0.28		(0.69)	(2.41)	1.22	1.26
Distributions to shareholders from:
Net investment income	-		-	-	-	(0.02)
Net realized gains	-		(0.04)	(1.62)	(0.48)	-
Total distributions	-		(0.04)	(1.62)	(0.48)	(0.02)

Net Asset Value, End of Period	$ 7.50		$ 7.22	$ 7.95	$ 11.98	$ 11.24

Total Return (b)	3.88%	(d)	(8.77)%	(21.03)%	10.65%	12.61%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 24,211		$ 22,444	$ 28,358	$ 34,291	$ 9,694
Ratio of expenses to average net assets,
before reimbursement	2.50%	(c)	2.68%	2.50%	2.61%	3.56%	(c)
net of reimbursement	2.24%	(c)	2.24%	2.24%	2.25%	2.25%	(c)
Ratio of net investment loss
to average net assets	(0.55)%	(c)	(1.57)%	(1.31)%	(0.63)%	(0.07)%	(c)
Portfolio turnover rate	127%	(d)	427%	380%	260%	182%	(d)

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class C
	For the Six		For the Year	February 2, 2009*
	Months Ended		Ended	through
	January 31, 2011		July 31, 2010	July 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$ 7.15		$ 7.93	$ 8.39
Gain (Loss) From Operations:
Net investment loss (a)	(0.05)		(0.17)	(0.09)
Net gain (loss) from securities
(both realized and unrealized)	0.30		(0.57)	(0.37)
Total from operations	0.25		(0.74)	(0.46)
Distributions to shareholders from:
Net realized gains	-		(0.04)	-
Total distributions	-		(0.04)	-

Net Asset Value, End of Period	$ 7.40		$ 7.15	$ 7.93

Total Return (b)	3.50%	(d)	(9.43)%	(5.48)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 18		$ 17	$ 19
Ratio of expenses to average net assets,
before reimbursement	3.23%	(c)	3.43%	3.25%	(c)
net of reimbursement	2.99%	(c)	2.99%	2.99%	(c)
Ratio of net investment loss to average net assets	(1.29)%	(c)	(2.32)%	(2.37)%	(c)
Portfolio turnover rate	127%	(d)	427%	380%	(d)

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2011

1.

ORGANIZATION

Autopilot Managed Growth Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The Fund offers two classes of shares designated as Investor Class and Class C.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.  The primary investment objective of the Fund is capital appreciation.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2011

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 22,660,414	$ -	$ -	$ 22,660,414
Short Term Investments	-	820,516	-	820,516
Total	$ 22,660,414	$ 820,516	$ -	$ 23,480,930

The Fund did not hold any Level 3 securities during the period.

There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Derivatives Disclosure – There were no Derivative Instruments held by the Fund as of January 31, 2011.

Futures Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities.  Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2011

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Fund’s 2010 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Rhoads Lucca Capital Partners, LP (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund. For the six months ended January 31, 2011, the Adviser earned advisory fees of $178,302.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2011

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) at least until November 30, 2011, so that the total annual operating expenses of the Fund do not exceed 2.24% for Investor Class and 2.99% for Class C shares average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.  During the six months ended January 31, 2011, the Adviser waived fees of $30,941.  Cumulative expenses subject to recapture by the Adviser amounted to $226,648 at January 31, 2011, and will expire on July 31 of the years indicated below:

2011	2012	2013
$66,329	$63,520	$96,799

The Fund has entered into separate servicing agreements with Gemini Fund Services (“GFS”), whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $36,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $27,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $13,500 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’ fees collected for the six months ended January 31, 2011, amounted to $872.  The custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2011

A Trustee and certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended January 31, 2011, the Fund incurred expenses of $5,294 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended January 31, 2011, GemCom received $6,954 for providing such services.  A portion of the amount paid by the Fund during the six months ended January 31, 2011 was accrued for in a prior year.  Such fees are included in the line item marked “Printing Expenses” on the Statement of Operations in this shareholder report.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Investor shares and 1.00% of the average daily net assets of Class C shares for such distribution and shareholder service activities.  For the six months ended January 31, 2011, the Fund incurred distribution fees of $29,695 and $87 for Investor shares and Class C shares, respectively.

Trustees – The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser.  The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended January 31, 2011, amounted to $35,981,324 and $22,176,597, respectively.  Gross unrealized appreciation and depreciation on investments as of January 31, 2011, for financial reporting purposes, aggregated $2,536,155 and $392,354, respectively.

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following years was as follows:

As of July 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2011

The difference between book basis and tax basis accumulated net realized loss from security transactions and unrealized appreciation (depreciation) is primarily attributable primarily to the tax deferral of losses on wash sales and real estate investment trusts adjustments.

Capital and foreign currency losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $689,334 and $72 of such capital and foreign currency losses, respectively.

At July 31, 2010, the Fund had the following capital loss carry forwards for federal income tax purposes available to offset future capital gains:

Permanent book and tax differences, primarily attributable to net investment losses, distribution in excess of net realized gains, and adjustments for real estate investment trusts, passive foreign investment companies and partnerships, resulted in reclassifications for the period ended July 31, 2010 as follows: a decrease in paid-in capital of $274,421; a decrease in accumulated net investment losses of $345,222; and an increase in accumulated net realized loss from security transactions of $70,801.

6.

NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Portfolio’s financial statement disclosures.

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Autopilot Managed Growth Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

January 31, 2011

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/1/10)	Ending Account Value (1/31/11)	Expense Ratio	Expenses Paid During the Period* (8/1/10 to 1/31/11)
Actual
Investor Class	$1,000.00	$1,038.78	2.24%	$11.51
Class C	$1,000.00	$1,034.96	2.99%	$15.34
Hypothetical (5% return before expenses)
Investor Class	$1,000.00	$1,013.91	2.24%	$11.37
Class C	$1,000.00	$1,010.13	2.99%	$15.15

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the six month period ended January 31, 2011).

PORTFOLIO COMPOSITION* (Unaudited)

Consumer- Non-Cyclical	22.4%
Communications	16.7%
Consumer- Cyclical	16.4%
Industrial	12.1%
Technology	8.4%
Financial	7.1%
Energy	6.5%
Short-Term Investments	4.5%
Basic Materials	3.5%
Utilities	2.4%
100.0%

                                                                                                            *Based on Portfolio Market Value as of January 31, 2011.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

Investment Adviser

Rhoads Lucca Capital Partners, LP

14911 Quorum Drive, Suite 380

Dallas, TX 75254

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

First National Bank of Omaha

1620 Dodge Street

Omaha, NE 68197

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-828-8674 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-828-8674

Investor Information: 1-866-828-8674

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/8/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/8/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/8/11